Schedule of exploration and evaluation assets in the Saguenay Region of Quebec (Details) - CAD ($)	6 Months Ended
	Aug. 31, 2026	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Balance as of February 28, 2026	$ 3,591,734	$ 3,591,734
Acquisition costs	46,327
Balance as of August 31, 2026	3,638,061	3,591,734
Lac`a l’Orignal area [Member]
IfrsStatementLineItems [Line Items]
Balance as of February 28, 2026	3,270,709	3,270,709
Acquisition costs
Balance as of August 31, 2026	3,270,709	3,270,709
Begin- Lamarche area flagship area [Member]
IfrsStatementLineItems [Line Items]
Balance as of February 28, 2026	321,025	321,025
Acquisition costs
Balance as of August 31, 2026	321,025	321,025
Bluesky area [Member]
IfrsStatementLineItems [Line Items]
Balance as of February 28, 2026
Acquisition costs	46,327
Balance as of August 31, 2026	$ 46,327